Provision for de-characterization of dam structures and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	2022	2021
Balance at January 1,	3,523	2,289
Additional provision	72	1,725
Disbursements	(349)	(338)
Present value valuation	(121)	(36)
Translation adjustment	253	(117)
Balance at December 31,	3,378	3,523

Current liabilities	357	451
Non-current liabilities	3,021	3,072
Liabilities	3,378	3,523

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Liability by geographical area
Brazil	1,788	1,398	6.20%	5.48%	2096	2119
Canada	1,683	2,727	1.11%	0.00%	2148	2151
Oman	114	123	3.90%	3.03%	2035	2035
Indonesia	73	77	4.33%	4.20%	2061	2061
Other regions	145	255	1.84% - 2.00%	0.00% – 0.57%
	3,803	4,580

Provision changes during the year

	2022			2021
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Balance at January 1,	4,283	297	4,580	4,220	302	4,522
Adjustment to present value	20	7	27	110	19	129
Disbursements	(101)	(26)	(127)	(88)	(57)	(145)
Revisions on projected cash flows (i)	(646)	46	(600)	178	49	227
Transfer to assets held for sale	(49)	(2)	(51)	(50)	-	(50)
Translation adjustment	(41)	15	(26)	(87)	(16)	(103)
Balance at December, 31	3,466	337	3,803	4,283	297	4,580
Current	210	94	304	72	98	170
Non-current	3,256	243	3,499	4,211	199	4,410
Liability	3,466	337	3,803	4,283	297	4,580

(i)	Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.

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	2022			2021
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Balance at January 1,	4,283	297	4,580	4,220	302	4,522
Adjustment to present value	20	7	27	110	19	129
Disbursements	(101)	(26)	(127)	(88)	(57)	(145)
Revisions on projected cash flows (i)	(646)	46	(600)	178	49	227
Transfer to assets held for sale	(49)	(2)	(51)	(50)	-	(50)
Translation adjustment	(41)	15	(26)	(87)	(16)	(103)
Balance at December, 31	3,466	337	3,803	4,283	297	4,580
Current	210	94	304	72	98	170
Non-current	3,256	243	3,499	4,211	199	4,410
Liability	3,466	337	3,803	4,283	297	4,580

(i)	Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.